Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Beginning balance	$ 2,300	$ 3,445	$ 3,971
New loans and advances	300	2,200	1,274
Repayments	(500)	(3,345)	(1,800)
Ending balance	$ 2,100	$ 2,300	$ 3,445